Equipment Installment Plan Receivables, EIP Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Equipment installment plans [Line Items]
Equipment installment plan receivables, gross	$ 628	$ 381
Deferred interest	(53)	(23)
Equipment installment plan receivables, net of deferred interest	575	358
Allowance for credit losses	(50)	(26)
Equipment installment plan receivables, net	525	332
Accounts receivable - Due from customers and agents
Equipment installment plans [Line Items]
Equipment installment plan receivables, net	345	264
Other assets and deferred charges
Equipment installment plans [Line Items]
Equipment installment plan receivables, net	$ 180	$ 68